General - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Feb. 28, 2020
Summary Of Significant Accounting Policies [Line Items]
Company incorporation date	Oct. 01, 2019
APR Energy Ltd [Member] | Apple Bidco [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity method investment ownership percentage		100.00%